HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5%
	ADVERTISING & MARKETING - 0.2%
11,128	Trade Desk, Inc. (The), Class A(a)	$ 972,810

	AUTOMOTIVE - 2.3%
56,183	Tesla, Inc.(a)	9,876,410

	BEVERAGES - 1.6%
4,087	Coca-Cola Europacific Partners plc	285,886
18,264	Keurig Dr Pepper, Inc.	560,157
10,939	Monster Beverage Corporation(a)	648,464
30,165	PepsiCo, Inc.	5,279,176
		6,773,683
	BIOTECH & PHARMA - 2.7%
2,655	Alnylam Pharmaceuticals, Inc.(a)	396,790
11,326	Amgen, Inc.	3,220,209
3,319	Biogen, Inc.(a)	715,676
1,763	BioNTech S.E. - ADR(a)	162,637
27,633	Gilead Sciences, Inc.	2,024,117
7,088	Moderna, Inc.(a)	755,297
2,225	Regeneron Pharmaceuticals, Inc.(a)	2,141,540
5,504	Vertex Pharmaceuticals, Inc.(a)	2,300,727
		11,716,993
	CABLE & SATELLITE - 1.1%
2,083	Charter Communications, Inc., Class A(a)	605,382
91,503	Comcast Corporation, Class A	3,966,655
		4,572,037
	CHEMICALS - 0.8%
7,589	Linde plc	3,523,724

	COMMERCIAL SUPPORT SERVICES - 0.3%
1,733	Cintas Corporation	1,190,623

	DIVERSIFIED INDUSTRIALS - 0.7%
13,925	Honeywell International, Inc.	2,858,106

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	E-COMMERCE DISCRETIONARY - 5.5%
110,433	Amazon.com, Inc.(a)	$ 19,919,905
11,608	eBay, Inc.	612,670
919	MercadoLibre, Inc.(a)	1,389,491
13,281	PDD Holdings, Inc. - ADR(a)	1,543,916
		23,465,982
	ELECTRIC UTILITIES - 0.9%
10,926	American Electric Power Company, Inc.	940,729
6,941	Constellation Energy Corporation	1,283,044
20,640	Exelon Corporation	775,445
12,019	Xcel Energy, Inc.	646,021
		3,645,239
	ENTERTAINMENT CONTENT - 0.3%
5,331	Electronic Arts, Inc.	707,264
53,110	Warner Bros Discovery, Inc.(a)	463,650
		1,170,914
	FOOD - 0.6%
16,154	Kraft Heinz Company (The)	596,083
27,692	Mondelez International, Inc., A	1,938,440
		2,534,523
	INDUSTRIAL SUPPORT SERVICES - 0.2%
11,834	Fastenal Company	912,875

	INTERNET MEDIA & SERVICES - 11.1%
8,740	Airbnb, Inc., Class A(a)	1,441,750
60,493	Alphabet, Inc., Class A(a)	9,130,209
59,831	Alphabet, Inc., Class C(a)	9,109,868
707	Booking Holdings, Inc.	2,564,911
40,690	Meta Platforms, Inc., Class A	19,758,250
9,372	Netflix, Inc.(a)	5,691,897
		47,696,885
	LEISURE FACILITIES & SERVICES - 0.8%
5,229	Marriott International, Inc., Class A	1,319,329
23,742	Starbucks Corporation	2,169,781
		3,489,110

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.5%
1,473	Align Technology, Inc.(a)	$ 483,026
7,886	DexCom, Inc.(a)	1,093,788
7,714	GE HealthCare Technologies, Inc.	701,280
1,647	IDEXX Laboratories, Inc.(a)	889,265
3,727	Illumina, Inc.(a)	511,792
7,314	Intuitive Surgical, Inc.(a)	2,918,944
		6,598,095
	OIL & GAS PRODUCERS - 0.2%
3,563	Diamondback Energy, Inc.	706,080

	OIL & GAS SERVICES & EQUIPMENT - 0.1%
21,743	Baker Hughes Company	728,390

	RETAIL - CONSUMER STAPLES - 1.8%
9,516	Costco Wholesale Corporation	6,971,707
4,342	Dollar Tree, Inc.(a)	578,137
15,475	Walgreens Boots Alliance, Inc.	335,653
		7,885,497
	RETAIL - DISCRETIONARY - 0.8%
2,310	Lululemon Athletica, Inc.(a)	902,402
1,210	O'Reilly Automotive, Inc.(a)	1,365,945
6,915	Ross Stores, Inc.	1,014,845
		3,283,192
	SEMICONDUCTORS - 15.2%
33,273	Advanced Micro Devices, Inc.(a)	6,005,444
10,329	Analog Devices, Inc.	2,042,973
16,362	Applied Materials, Inc.	3,374,335
8,623	Broadcom, Inc.	11,429,010
1,365	GLOBALFOUNDRIES, Inc.(a)	71,130
90,234	Intel Corporation	3,985,636
2,669	KLA Corporation	1,864,483
2,595	Lam Research Corporation	2,521,224
16,953	Marvell Technology, Inc.	1,201,629
11,089	Microchip Technology, Inc.	994,794

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	SEMICONDUCTORS - 15.2% (Continued)
22,044	Micron Technology, Inc.	$ 2,598,767
21,814	NVIDIA Corporation	19,710,258
5,348	NXP Semiconductors N.V.	1,325,074
8,955	ON Semiconductor Corporation(a)	658,640
22,265	QUALCOMM, Inc.	3,769,465
18,927	Texas Instruments, Inc.	3,297,273
		64,850,135
	SOFTWARE - 17.5%
9,423	Adobe, Inc.(a)	4,754,845
1,693	ANSYS, Inc.(a)	587,742
3,027	Atlassian Corporation, Class A(a)	590,598
4,228	Autodesk, Inc.(a)	1,101,056
5,406	Cadence Design Systems, Inc.(a)	1,682,780
4,351	Crowdstrike Holdings, Inc., Class A(a)	1,394,887
4,504	Datadog, Inc., Class A(a)	556,694
14,066	Fortinet, Inc.(a)	960,848
5,392	Intuit, Inc.	3,504,800
127,198	Microsoft Corporation	53,514,742
1,216	MongoDB, Inc.(a)	436,106
5,898	Palo Alto Networks, Inc.(a)	1,675,799
2,113	Roper Technologies, Inc.	1,185,055
2,924	Synopsys, Inc.(a)	1,671,066
3,981	Workday, Inc., Class A(a)	1,085,818
		74,702,836
	TECHNOLOGY HARDWARE - 11.2%
253,378	Apple, Inc.	43,449,260
90,909	Cisco Systems, Inc.	4,537,268
		47,986,528
	TECHNOLOGY SERVICES - 1.6%
8,222	Automatic Data Processing, Inc.	2,053,363
10,735	Cognizant Technology Solutions Corporation, Class A	786,768
8,064	CoStar Group, Inc.(a)	778,982
6,454	Paychex, Inc.	792,551
22,744	PayPal Holdings, Inc.(a)	1,523,621

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	TECHNOLOGY SERVICES - 1.6% (Continued)
2,988	Verisk Analytics, Inc.	$ 704,361
		6,639,646
	TELECOMMUNICATIONS - 0.4%
10,833	T-Mobile US, Inc.	1,768,162

	TRANSPORTATION & LOGISTICS - 0.6%
41,660	CSX Corporation	1,544,336
3,964	Old Dominion Freight Line, Inc.	869,345
		2,413,681
	TRANSPORTATION EQUIPMENT - 0.3%
10,466	PACCAR, Inc.	1,296,633

	WHOLESALE - DISCRETIONARY - 0.2%
16,748	Copart, Inc.(a)	970,044

	TOTAL COMMON STOCKS (Cost $279,864,552)	344,228,833

	EXCHANGE-TRADED FUND — 19.4%
	EQUITY - 19.4%
1,351,530	ProShares UltraPro QQQ (Cost $71,261,977)	83,200,187

	TOTAL INVESTMENTS – 99.9% (Cost $351,126,529)	$ 427,429,020
	OTHER ASSETS LESS LIABILITIES - 0.1%	474,336
	NET ASSETS - 100.0%	$ 427,903,356

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.